Fixed Assets, net & Right-of-use Assets (Details)							1 Months Ended	12 Months Ended
	Apr. 01, 2022 USD ($) item	Mar. 11, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Jul. 07, 2021 item	Apr. 12, 2021 USD ($)	May 12, 2020 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item $ / T	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2022 USD ($)	Jan. 17, 2022 USD ($)
Fixed Assets, net & Advances for Vessels under Construction
Aggregate gross purchase price					$ 31,000,000.0
Interest capitalized								$ 5,000,000.0	$ 0	$ 0
Gain on sale of vessels								37,225,000
Amortization of assumed time charter								36,500,000	12,300,000
Sale and leaseback arrangement term (in years)					5 years
Instalments due by 12-months period ended:
December 31, 2023								30,915,000
Until May 2024								46,249,000
Total leasing instalments								77,164,000
Less: Imputed interest								(4,239,000)
Total leasing obligation								72,925,000
Less: Deferred finance costs, net								(914,000)
Less: Current portion of long-term leaseback obligation								(27,469,000)	(85,815,000)
Long-term leaseback obligation, net of current portion								44,542,000	136,513,000
Property, Plant and Equipment, Additions								4,580,000	495,546,000	$ 191,594,000
Assumed time charter liabilities								$ 74,100,000
Weighted average remaining period								2 years
Carrying value of vessels subject to leasing obligation								$ 248,200,000
Gross proceeds of sale and leaseback					$ 135,000,000.0
TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of TEU container vessels | item				6
Aggregate gross purchase price			$ 260,000,000.0
TEU container vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of TEU container vessels | item	4	2
TEU | item	8,000	7,100
Aggregate purchase price	$ 372,700,000	$ 156,000,000.0
Aggregate gross purchase price	145,900,000	39,000,000.0
Amount expected to be paid in 2023		31,200,000
Amount expected to be paid at vessels delivery in 2024	$ 226,800,000	85,800,000
Supervision fee per vessel		$ 725,000
Interest capitalized								5,000,000.0	0
Citibank/Natwest $815 mil. Facility
Fixed Assets, net & Advances for Vessels under Construction
Credit facility								$ 815,000,000			$ 815,000,000
CPO Bremen
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								9,012
CPO Hamburg
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								9,012
Vessel
Fixed Assets, net & Advances for Vessels under Construction
Residual value of the fleet								$ 487,300,000	$ 504,100,000
Average life of scrap considered to calculate residual value of vessel, one								10 years
Average life of scrap considered to calculate residual value of vessel, two								5 years
Scrap value per ton (in dollars per ton) | $ / T								300
Hyundai Respect.
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								13,100
Hyundai Honour And Hyundai Respect
Fixed Assets, net & Advances for Vessels under Construction
Sale and leaseback arrangement term (in years)						4 years
Repurchase price						$ 36,000,000.0
Instalments due by 12-months period ended:
Vessels to be refinanced						139,100,000
Wide Alpha
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								5,466
Wide Alpha | TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
TEU | item				5,466
Wide Bravo
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								5,466
Wide Bravo | TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
TEU | item				5,466
Maersk Euphrates
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								5,466
Maersk Euphrates | TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
TEU | item				5,466
Wide Hotel
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								5,466
Wide Hotel | TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
TEU | item				5,466
Wide India
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								5,466
Wide India | TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
TEU | item				5,466
Wide Juliet
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								5,466
Wide Juliet | TEU sister vessels
Fixed Assets, net & Advances for Vessels under Construction
TEU | item				5,466
Catherine C and Leo C
Fixed Assets, net & Advances for Vessels under Construction
Aggregate gross consideration												$ 130,000,000.0
Gain on sale of vessels							$ 37,200,000
Amalia C
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								2,452
Aggregate gross consideration								$ 5,100,000
Advances for sale of vessels								$ 1,000,000.0